Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following tables provide the financial instrument amounts that have been offset on the Consolidated Balance Sheets and the amounts that do not qualify for offsetting but are subject to enforceable master netting arrangements or similar agreements. The amounts presented are not intended to represent our actual exposure to credit risk.
Financial instruments subject to enforceable master netting arrangements or similar agreements

	As at October 31, 2025
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$467,653	$157,970	$309,683	$101	$308,751	$831	$–	$309,683
Derivative assets	173,512	2,067	171,445	127,728	19,425	24,292	5,761	177,206
Other financial assets	2,364	540	1,824	30	382	1,412	–	1,824
	$643,529	$160,577	$482,952	$127,859	$328,558	$26,535	$5,761	$488,713
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$447,486	$157,970	$289,516	$101	$287,612	$1,803	$–	$289,516
Derivative liabilities	172,461	2,067	170,394	127,728	23,520	19,146	13,559	183,953
Other financial liabilities	1,457	540	917	30	–	887	–	917
	$621,404	$160,577	$460,827	$127,859	$311,132	$21,836	$13,559	$474,386

	As at October 31, 2024
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$495,881	$145,078	$350,803	$112	$349,044	$1,647	$–	$350,803
Derivative assets	145,420	1,568	143,852	105,433	16,806	21,613	6,760	150,612
Other financial assets	2,940	527	2,413	58	288	2,067	–	2,413
	$644,241	$147,173	$497,068	$105,603	$366,138	$25,327	$6,760	$503,828
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$450,399	$145,078	$305,321	$112	$302,779	$2,430	$–	$305,321
Derivative liabilities	151,564	1,568	149,996	105,433	17,727	26,836	13,767	163,763
Other financial liabilities	1,941	527	1,414	58	–	1,356	–	1,414
	$603,904	$147,173	$456,731	$105,603	$320,506	$30,622	$13,767	$470,498

(1)	Financial collateral is reflected at fair value. The financial instrument amounts and financial collateral disclosed are limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)
Includes cash collateral of $16 billion (October 31, 2024 – $14 billion) and non-cash
collateral of $312 billion (October 31, 2024 – $352 billion) received for financial assets and cash collateral of $19 billion (October 31, 2024 – $14 billion) and non-cash
collateral of $292 billion (October 31, 2024 – $307 billion) pledged for financial liabilities.

Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following tables provide the financial instrument amounts that have been offset on the Consolidated Balance Sheets and the amounts that do not qualify for offsetting but are subject to enforceable master netting arrangements or similar agreements. The amounts presented are not intended to represent our actual exposure to credit risk.
Financial instruments subject to enforceable master netting arrangements or similar agreements

	As at October 31, 2025
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$467,653	$157,970	$309,683	$101	$308,751	$831	$–	$309,683
Derivative assets	173,512	2,067	171,445	127,728	19,425	24,292	5,761	177,206
Other financial assets	2,364	540	1,824	30	382	1,412	–	1,824
	$643,529	$160,577	$482,952	$127,859	$328,558	$26,535	$5,761	$488,713
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$447,486	$157,970	$289,516	$101	$287,612	$1,803	$–	$289,516
Derivative liabilities	172,461	2,067	170,394	127,728	23,520	19,146	13,559	183,953
Other financial liabilities	1,457	540	917	30	–	887	–	917
	$621,404	$160,577	$460,827	$127,859	$311,132	$21,836	$13,559	$474,386

	As at October 31, 2024
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$495,881	$145,078	$350,803	$112	$349,044	$1,647	$–	$350,803
Derivative assets	145,420	1,568	143,852	105,433	16,806	21,613	6,760	150,612
Other financial assets	2,940	527	2,413	58	288	2,067	–	2,413
	$644,241	$147,173	$497,068	$105,603	$366,138	$25,327	$6,760	$503,828
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$450,399	$145,078	$305,321	$112	$302,779	$2,430	$–	$305,321
Derivative liabilities	151,564	1,568	149,996	105,433	17,727	26,836	13,767	163,763
Other financial liabilities	1,941	527	1,414	58	–	1,356	–	1,414
	$603,904	$147,173	$456,731	$105,603	$320,506	$30,622	$13,767	$470,498

(1)	Financial collateral is reflected at fair value. The financial instrument amounts and financial collateral disclosed are limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)
Includes cash collateral of $16 billion (October 31, 2024 – $14 billion) and non-cash
collateral of $312 billion (October 31, 2024 – $352 billion) received for financial assets and cash collateral of $19 billion (October 31, 2024 – $14 billion) and non-cash
collateral of $292 billion (October 31, 2024 – $307 billion) pledged for financial liabilities.